AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 82.8%
Communication Services - 8.1%
REA Group, Ltd. (Australia)	28,000	$2,765,348
Tencent Holdings, Ltd. (China)	116,739	4,525,266

Total Communication Services		7,290,614
Consumer Discretionary - 19.6%
Alibaba Group Holding, Ltd. (China)*	847,350	9,187,127
Coupang, Inc. (United States)*	50,000	850,000
H World Group Ltd., ADR (China)*	45,000	1,774,350
Meituan, Class B (China)*,1	93,072	1,347,328
Sands China, Ltd. (Macau)*	700,000	2,128,686
Yum China Holdings, Inc. (China)	40,000	2,228,800

Total Consumer Discretionary		17,516,291
Consumer Staples - 10.2%
Kweichow Moutai Co., Ltd., Class A (China)	36,700	9,102,062
Energy - 1.2%
Reliance Industries, Ltd. (India)	37,200	1,047,354
Financials - 9.7%
AIA Group, Ltd. (Hong Kong)	198,000	1,601,255
HDFC Bank, Ltd., ADR (India)	41,772	2,464,966
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	107,600	3,993,334
Ping An Insurance Group Co. of China, Ltd., Class A (China)	100,000	666,600

Total Financials		8,726,155
Health Care - 7.8%
CSL, Ltd. (Australia)	39,874	6,423,822
ResMed, Inc. (United States)[2]	40,000	604,966

Total Health Care		7,028,788
Information Technology - 20.2%
Infosys, Ltd., Sponsored ADR (India)	120,000	2,053,200
Samsung Electronics Co., Ltd. (South Korea)	118,150	5,972,971
Samsung SDI Co., Ltd. (South Korea)	6,700	2,532,015
SK Hynix, Inc. (South Korea)	19,000	1,608,629
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	360,400	5,876,770

Total Information Technology		18,043,585
Materials - 2.5%
LG Chem, Ltd. (South Korea)	6,090	2,229,769
Real Estate - 3.5%
Goodman Group, REIT (Australia)	227,346	3,115,967

Total Common Stocks (Cost $90,800,296)		74,100,585
	Shares	Value

Participation Notes - 14.7%
Consumer Discretionary - 2.2%
Titan Co., Ltd. (CLSA Ltd.), 06/30/28 (India)	20,000	$756,541
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	1,000,000	1,218,000

Total Consumer Discretionary		1,974,541
Energy - 1.2%
Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	36,895	1,038,767
Financials - 3.6%
Kotak Mahindra Bank, Ltd. (CLSA Ltd.), 06/02/25 (India)	154,905	3,228,222
Health Care - 4.0%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 06/30/27 (India)	58,000	3,581,415
Information Technology - 1.4%
Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	30,365	1,285,721
Materials - 2.3%
Asian Paints, Ltd. (CLSA Ltd.), 06/30/25 (India)	54,500	2,071,457

Total Participation Notes (Cost $12,699,771)		13,180,123

	Principal Amount
Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.5%[3]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $466,209 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $475,320)	$466,000	466,000
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $10,004 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $10,200)	10,000	10,000

Total Joint Repurchase Agreements		476,000

	Shares
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[4]	318,521	318,521
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[4]	477,781	477,781

Total Other Investment Companies		796,302

Total Short-Term Investments (Cost $1,272,302)		1,272,302

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 98.9% (Cost $104,772,369)	$88,553,010
Other Assets, less Liabilities - 1.1%	965,975
Net Assets - 100.0%	$89,518,985

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of this security amounted to $1,347,328 or 1.5% of net assets.
[2]	Some of this security, amounting to $453,724 or 0.5% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$2,053,200	$15,990,385	—	$18,043,585
Consumer Discretionary	4,853,150	12,663,141	—	17,516,291
Consumer Staples	—	9,102,062	—	9,102,062
Financials	2,464,966	6,261,189	—	8,726,155
Communication Services	—	7,290,614	—	7,290,614
Health Care	—	7,028,788	—	7,028,788
Real Estate	—	3,115,967	—	3,115,967
Materials	—	2,229,769	—	2,229,769
Energy	—	1,047,354	—	1,047,354
Participation Notes†	—	13,180,123	—	13,180,123
Short-Term Investments
Joint Repurchase Agreements	—	476,000	—	476,000
Other Investment Companies	796,302	—	—	796,302
Total Investments in Securities	$10,167,618	$78,385,392	—	$88,553,010

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Australia	14.1
China	33.0
Hong Kong	6.4
India	21.5
Macau	2.4
South Korea	14.2
Taiwan	6.7
United States	1.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$453,724	$476,000	—	$476,000
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.